Intangibles And Goodwill (Changes In Carrying Amount Of Intangibles) (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 500,000,000	$ 459,000,000
Additions	123,000,000	138,000,000
Transfers	0	0
Dispositions	(6,000,000)
Amortization	(112,000,000)	(97,000,000)
Ending balance	505,000,000	500,000,000
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	412,000,000	377,000,000
Additions	112,000,000	121,000,000
Transfers	22,000,000	(2,000,000)
Dispositions	(6,000,000)
Amortization	(100,000,000)	(84,000,000)
Ending balance	440,000,000	412,000,000
Software Under Construction [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	22,000,000	3,000,000
Additions	11,000,000	17,000,000
Transfers	(22,000,000)	2,000,000
Dispositions	0
Amortization	0	0
Ending balance	11,000,000	22,000,000
Customer Relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	66,000,000	79,000,000
Additions	0	0
Transfers	0	0
Dispositions	0
Amortization	(12,000,000)	(13,000,000)
Ending balance	$ 54,000,000	$ 66,000,000